UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 27, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 181,651 (thousands)

List of Other Included Managers: None

                               TITLE OF                 VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP      (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                        COM         00130H105    3,017     265,800    SH          Sole                 265,800
AMERICAN EXPRESS CO             COM         025816109    2,867      68,204    SH          Sole                  68,204
AMGEN INC                       COM         031162100    1,223      22,200    SH          Sole                  22,200
APACHE CORP                     COM         037411105    5,695      58,250    SH          Sole                  58,250
BANK OF AMERICA CORPORATION     COM         060505104    4,412     336,545    SH          Sole                 336,545
BARRICK GOLD CORP               COM         067901108    2,034      43,942    SH          Sole                  43,942
CA INC                          COM         12673P105    1,749      82,800    SH          Sole                  82,800
CANADIAN NATURAL RES LTD        COM         136385101    3,046      87,800    SH          Sole                  87,800
CHEVRON CORP NEW                COM         166764100    5,083      62,711    SH          Sole                  62,711
CITIGROUP INC                   COM         172967101    5,096   1,306,630    SH          Sole               1,306,630
COCA COLA CO                    COM         191216100    3,380      57,761    SH          Sole                  57,761
CONOCOPHILLIPS                  COM         20825C104    4,623      80,496    SH          Sole                  80,496
DISNEY WALT CO                  COM DISNEY  254687106    2,694      81,366    SH          Sole                  81,366
DUN & BRADSTREET CORP DEL NE    COM         26483E100    2,454      33,100    SH          Sole                  33,100
EXPRESS SCRIPTS INC             COM         302182100    4,334      89,000    SH          Sole                  89,000
EXXON MOBIL CORP                COM         30231G102    3,351      54,225    SH          Sole                  54,225
FIFTH THIRD BANCORP             COM         316773100    1,570     130,500    SH          Sole                 130,500
FREEPORT-MCMORAN COPPER & GOLD  COM         35671D857    6,410      75,062    SH          Sole                  75,062
GENERAL ELECTRIC CO             COM         369604103    3,993     245,713    SH          Sole                 245,713
GOLDMAN SACHS GROUP INC         COM         38141G104    2,420      16,739    SH          Sole                  16,739
GOOGLE INC                      CL A        38259P508    4,154       7,900    SH          Sole                   7,900
HEWLETT PACKARD CO              COM         428236103    5,961     141,700    SH          Sole                 141,700
HOME DEPOT INC                  COM         437076102    3,034      95,785    SH          Sole                  95,785
INGERSOLL- RAND PLC             SHS         G47791101    2,335      65,400    SH          Sole                  65,400
JACOBS ENGR GROUP INC DEL       COM         469814107    3,332      86,100    SH          Sole                  86,100
JOHNSON & JOHNSON               COM         478160104    2,862      46,195    SH          Sole                  46,195
JPMORGAN CHASE & CO             COM         46625H100    4,089     107,400    SH          Sole                 107,400
LOCKHEED MARTIN CORP            COM         539830109    3,055      42,859    SH          Sole                  42,859
MEDCO HEALTH SOLUTIONS INC      COM         58405U102    6,260     120,243    SH          Sole                 120,243
MERCK & CO INC NEW              COM         58933Y105    4,270     115,988    SH          Sole                 115,988
METLIFE INC                     COM         59156R108    2,237      58,189    SH          Sole                  58,189
MICROSOFT CORP                  COM         594918104    5,503     224,718    SH          Sole                 224,718
PEABODY ENERGY CORP             COM         704549104    3,067      62,577    SH          Sole                  62,577
PEPSICO INC                     COM         713448108    3,917      58,950    SH          Sole                  58,950
PHILIP MORRIS INTL INC          COM         718172109    4,504      80,408    SH          Sole                  80,408
PNC FINL SVCS GROUP INC         COM         693475105    2,964      57,099    SH          Sole                  57,099
RESEARCH IN MOTION LTD          COM         760975102    2,713      55,552    SH          Sole                  55,552
SIGMA ALDRICH CORP              COM         826552101    1,572      26,036    SH          Sole                  26,036
SUNCOR ENERGY INC NEW           COM         867224107    3,931     120,363    SH          Sole                 120,363
TARGET CORP                     COM         87612E106    3,321      62,136    SH          Sole                  62,136
TEXAS INSTRS INC                COM         882508104    3,565     131,356    SH          Sole                 131,356
TEXTRON INC                     COM         883203101    4,050     197,000    SH          Sole                 197,000
TIME WARNER INC                 COM NEW     887317303    2,327      75,925    SH          Sole                  75,925
TOLL BROTHERS INC               COM         889478103    2,320     122,000    SH          Sole                 122,000
TORONTO DOMINION BK ONT         COM NEW     891160509    4,485      61,800    SH          Sole                  61,800
UNITEDHEALTH GROUP INC          COM         91324P102    6,067     172,800    SH          Sole                 172,800
WEATHERFORD INTERNATIONAL LTD   REG         H27013103    2,473     144,600    SH          Sole                 144,600
WELLPOINT INC                   COM         94973V107    3,795      67,000    SH          Sole                  67,000
XEROX CORP                      COM         984121103    3,275     316,414    SH          Sole                 316,414
XILINX INC                      COM         983919101    3,465     130,058    SH          Sole                 130,058
YUM BRANDS INC                  COM         988498101    3,298      71,600    SH          Sole                  71,600

                                            TOTAL      181,651